Note 19 - Share-based Compensation and Warrant Reserve - Schedule of Share Purchase Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Outstanding, warrants (in shares)	0	7,461,450
Outstanding, weighted average exercise price, warrants (in CAD per share)	$ 0	$ 1.2
Expired, warrants (in shares)		(7,461,450)
Expired, weighted average exercise price, warrants (in CAD per share)		$ 1.2
Issued, warrants (in shares)	13,029,435
Issued, weighted average exercise price, warrants (in CAD per share)	$ 1
Outstanding, warrants (in shares)	13,029,435	0
Outstanding, weighted average exercise price, warrants (in CAD per share)	$ 1	$ 0